Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Aug. 24, 2012
Commitments and Contingencies Disclosure [Line Items]
Basic limited parts and labor warranty	The Company offers a basic limited parts and labor warranty on its hardware products. The basic warranty period for hardware products is typically one year from the date of purchase by the end-user. The Company also offers a 90-day basic warranty for its service parts used to repair the Company's hardware products. The Company provides currently for the estimated cost that may be incurred under its basic limited product warranties at the time related revenue is recognized.
Purchase commitments maximum period	150 days
Long-term supply agreements, outstanding inventory component prepayments	$ 4,200,000,000	$ 2,300,000,000
Long-term supply agreements, outstanding inventory component prepayments, current	1,200,000,000
Long-term supply agreements, outstanding inventory component prepayments, Noncurrent	3,000,000,000
Inventory component prepayments utilized	943,000,000	173,000,000
Maximum term of major facility leases	10 years
Maximum additional term of renewal options on leases	5 years
Minimum term of leases for retail space	5 years
Maximum term of leases for retail space	20 years
Majority of term of leases for retail space	10 years
Total future minimum lease payments under noncancelable operating leases	4,414,000,000
Future minimum lease payments under noncancelable operating leases related to leases for retail space	3,100,000,000
Rent expense under cancellable and noncancellable operating leases	488,000,000	338,000,000	271,000,000
Outstanding off-balance Sheet third party manufacturing commitments and component purchases	21,100,000,000
Outstanding off-balance sheet commitments for other outstanding obligations	988,000,000
Court awarded amount in lawsuit against Samsung Electronics and affiliated parties				$ 1,050,000,000
Hardware products
Commitments and Contingencies Disclosure [Line Items]
Warranty period	1 year
Service parts
Commitments and Contingencies Disclosure [Line Items]
Warranty period	90 days
Minimum
Commitments and Contingencies Disclosure [Line Items]
Long-term supply agreements, expiration date	2012
Maximum
Commitments and Contingencies Disclosure [Line Items]
Long-term supply agreements, expiration date	2022